Investments in Associates and Joint Ventures - Major Associates and Joint Venture (Detail)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	43.686%	[1]	43.686%
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	Hong Kong, PRC		Hong Kong, PRC
Percentage of equity interest held	29.59%	[2]	29.59%
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	40.00%		40.00%
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	35.00%		35.00%
Sinopec Sichuan to East China Gas Pipeline Co. Ltd ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	43.86%		43.86%
China United Network Communications Limited ("China Unicom") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	10.29%	[3]	10.29%
Joy City Commercial Property Fund L.P. ("Joy City") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of equity interest held	66.67%
Place of incorporation	The British Cayman Islands		The British Cayman Islands
Percentage of equity interest held	66.67%		66.67%
Mapleleaf Century Limited ("MCL") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of equity interest held	75.00%
Place of incorporation	The British Virgin Islands		The British Virgin Islands
Percentage of equity interest held	75.00%		75.00%

[1]	The 2020 final dividend of RMB 0.077 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 30 June 2021. The Company received a cash dividend of RMB662 million.
[2]	The 2020 final dividend of HKD 0.09 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 21 May 2021. The Company received a cash dividend equivalent to RMB168 million. The 2021 interim dividend of HKD 0.055 in cash per ordinary share was approved and declared by the Board of Directors of Sino-Ocean on 19 August 2021. The Company received a cash dividend equivalent to RMB 103 million. Sino-Ocean, the Group’s associate is listed in Hong Kong. On 31 December 2021, the stock price of Sino-Ocean was HKD 1.82 per share. As at 31 December 2020, the cumulative impairment loss of RMB 3,217 million for the investment in Sino-Ocean had been recognised by the Group. The Group performed an impairment test to this investment valued using the discounted future cash flow method on 31 December 2021 and no further impairment loss should be made. The impairment test involved significant assumptions including selling prices of properties under development, rental prices of investment properties and discount rates, and the Group used 10% as the discount rate of cash flow for properties under development and investment properties (As at 31 December 2020: 10% for properties under development and investment properties).
[3]	The 2020 final dividend of RMB 0.0669 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 11 May 2021. The Company received a cash dividend of RMB 213 million. The 2021 interim dividend of RMB 0.0488 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 23 September 2021. The Company received a cash dividend equivalent to RMB 156 million. On 31 December 2021, the stock price of China Unicom was RMB 3.93 per share.